SCOPE OF CONSOLIDATION - Impairment of Associates and Joint Ventures (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 25, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges		$ 132	$ 26	$ 28
Kalagadi Manganese (Propriety) Ltd
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint venture sold	50.00%		50.00%
Cumulative unrecognised share of losses of joint ventures				9
Kalagadi Manganese (Propriety) Ltd | Loans and receivables
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges				$ 14
Comvex
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate				28.24%
Comvex | Investments accounted for using equity method
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges				$ 14